FAIR-VALUE MEASUREMENT - Reconciliation of the fair value measurements (Details) - Redeemable Preferred Shares - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of January 1, 2021	¥ 65,393	¥ 1,934
Initial recognition		24,960
Transfer from level 2	73,057	38,499
Unrealized gain	19,575
Transfer to level 2	(11,934)
Balance as of December 31, 2022	¥ 146,091	¥ 65,393